UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2013

Date of reporting period:	June 30, 2013

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
6/30/13 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (69.0%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.2%)

Government National Mortgage Association Pass-Through Certificates
6s, January 15, 2029	$4	$5
3 1/2s, TBA, July 1, 2043	7,000,000	7,187,032

		7,187,037
U.S. Government Agency Mortgage Obligations (67.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7 1/2s, October 1, 2029	702,485	813,049
6s, May 1, 2040	4,995,816	5,417,338
6s, September 1, 2021	10,456	11,556
5 1/2s, with due dates from July 1, 2019 to August 1, 2019	220,548	237,236
4 1/2s, with due dates from January 1, 2037 to June 1, 2037	628,324	662,813
4s, with due dates from August 1, 2042 to August 1, 2042	9,203,681	9,522,153
3 1/2s, with due dates from August 1, 2042 to April 1, 2043	7,844,745	7,971,291

Federal National Mortgage Association Pass-Through Certificates
6 1/2s, with due dates from July 1, 2016 to February 1, 2017	38,985	41,674
6s, January 1, 2038	3,542,180	3,851,706
6s, with due dates from July 1, 2016 to August 1, 2022	1,447,134	1,593,474
5 1/2s, with due dates from September 1, 2017 to February 1, 2021	400,837	429,559
5s, with due dates from January 1, 2038 to February 1, 2038	83,063	89,431
5s, March 1, 2021	15,703	16,809
4 1/2s, March 1, 2039	241,145	258,091
4s, with due dates from July 1, 2042 to November 1, 2042	79,604,713	82,493,497
4s, with due dates from May 1, 2019 to September 1, 2020	135,864	143,215
4s, TBA, July 1, 2043	63,000,000	65,652,892
3 1/2s, with due dates from November 1, 2042 to May 1, 2043	45,333,137	45,763,861
3 1/2s, TBA, July 1, 2043	74,000,000	75,156,250
3s, TBA, July 1, 2043	121,000,000	118,315,313

		418,441,208

Total U.S. government and agency mortgage obligations (cost $440,437,173)		$425,628,245

U.S. TREASURY OBLIGATIONS (37.7%)(a)
	Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023	$12,085,000	$17,063,643
6 1/4s, August 15, 2023	17,682,000	23,725,623
4 1/2s, August 15, 2039(SEGSF)	42,774,000	51,135,154

U.S. Treasury Notes
0 5/8s, May 31, 2017	52,927,000	52,086,371
0 1/4s, August 31, 2014	66,880,000	66,908,999
0 1/4s, May 31, 2014	21,796,000	21,808,600

Total U.S. treasury Obligations (cost $230,958,626)		$232,728,390

MORTGAGE-BACKED SECURITIES (26.0%)(a)
	Principal amount	Value

Agency collateralized mortgage obligations (26.0%)

Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.83s, 2032	$82,746	$130,126
IFB Ser. 3408, Class EK, 25.019s, 2037	547,200	804,613
IFB Ser. 2976, Class LC, 23.714s, 2035	158,579	241,273
IFB Ser. 2979, Class AS, 23.568s, 2034	128,369	169,340
IFB Ser. 3072, Class SM, 23.091s, 2035	497,540	726,089
IFB Ser. 3072, Class SB, 22.944s, 2035	405,265	588,951
IFB Ser. 3249, Class PS, 21.64s, 2036	271,906	384,726
IFB Ser. 3065, Class DC, 19.283s, 2035	2,414,885	3,571,494
IFB Ser. 2990, Class LB, 16.454s, 2034	660,911	872,805
IFB Ser. 3727, Class PS, IO, 6.508s, 2038	6,311,093	639,081
IFB Ser. 3940, Class PS, IO, 6.458s, 2040	6,141,163	935,913
IFB Ser. 4105, Class HS, IO, 6.408s, 2042	4,782,722	1,135,992
IFB Ser. 3803, Class SP, IO, 6.408s, 2038	6,488,212	648,821
IFB Ser. 3934, Class SA, IO, 6.208s, 2041	1,895,039	363,089
IFB Ser. 3232, Class KS, IO, 6.108s, 2036	3,589,584	363,445
IFB Ser. 4136, Class ES, 6.058s, 2042	4,819,291	920,533
IFB Ser. 4112, Class SC, IO, 5.958s, 2042	13,295,563	2,227,020
IFB Ser. 4105, Class LS, IO, 5.958s, 2041	2,449,317	474,580
IFB Ser. 4012, Class SM, IO, 5.758s, 2042	3,483,442	580,237
IFB Ser. 3852, Class SG, 4.838s, 2041	3,848,354	3,631,730
Ser. 304, Class C27, IO, 4 1/2s, 2042	10,252,805	1,779,067
Ser. 4122, Class TI, IO, 4 1/2s, 2042	5,781,565	879,954
Ser. 4125, Class HI, IO, 4 1/2s, 2042	6,758,479	1,015,529
Ser. 4018, Class DI, IO, 4 1/2s, 2041	7,950,513	1,237,577
Ser. 3747, Class HI, IO, 4 1/2s, 2037	425,248	45,265
Ser. 4116, Class MI, IO, 4s, 2042	10,810,828	1,801,771
Ser. 4019, Class JI, IO, 4s, 2041	8,743,262	1,346,462
Ser. 3756, Class IG, IO, 4s, 2037	1,004,841	60,180
Ser. 304, IO, 3 1/2s, 2027	10,231,797	1,181,466
Ser. 304, Class C37, IO, 3 1/2s, 2027	7,498,014	884,916
FRB Ser. T-57, Class 2A1, 3.292s, 2043	1,496	1,510
Ser. 4141, Class PI, IO, 3s, 2042	6,014,250	860,038
Ser. 4158, Class TI, IO, 3s, 2042	14,246,766	1,985,714
Ser. 4165, Class TI, IO, 3s, 2042	15,678,156	2,180,831
Ser. 4171, Class NI, IO, 3s, 2042	10,633,952	1,430,267
Ser. 4183, Class MI, IO, 3s, 2042	4,482,450	614,096
Ser. 4172, Class PI, IO, 3s, 2040	5,424,333	623,798
Ser. 4077, Class TO, PO, zero %, 2041	185,430	146,240
Ser. 3835, Class FO, PO, zero %, 2041	12,002,844	9,791,200
Ser. 3391, PO, zero %, 2037	182,299	154,673
Ser. 3300, PO, zero %, 2037	116,420	108,853
Ser. 3210, PO, zero %, 2036	40,121	36,447
FRB Ser. 3117, Class AF, zero %, 2036	13,404	11,863
FRB Ser. 3326, Class WF, zero %, 2035	28,184	27,338
FRB Ser. 3036, Class AS, zero %, 2035	13,082	11,175

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.742s, 2036	533,035	1,019,986
IFB Ser. 05-74, Class NK, 26.535s, 2035	127,279	209,863
IFB Ser. 06-8, Class HP, 23.859s, 2036	440,354	717,870
IFB Ser. 05-45, Class DA, 23.712s, 2035	766,526	1,178,483
IFB Ser. 07-53, Class SP, 23.492s, 2037	599,793	881,771
IFB Ser. 08-24, Class SP, 22.576s, 2038	3,438,102	5,157,208
IFB Ser. 05-122, Class SE, 22.425s, 2035	826,934	1,191,305
IFB Ser. 05-75, Class GS, 19.671s, 2035	583,818	800,626
IFB Ser. 05-106, Class JC, 19.526s, 2035	672,599	1,013,984
IFB Ser. 05-83, Class QP, 16.892s, 2034	211,862	279,671
IFB Ser. 11-4, Class CS, 12.514s, 2040	1,946,148	2,316,699
IFB Ser. 12-96, Class PS, IO, 6.507s, 2041	4,967,285	902,605
Ser. 13-9, Class BA, 6 1/2s, 2042	1,678,450	1,685,269
IFB Ser. 12-88, Class SB, IO, 6.477s, 2042	12,574,696	1,928,330
IFB Ser. 12-3, Class SD, IO, 6.317s, 2042	4,290,433	802,697
IFB Ser. 11-27, Class AS, IO, 6.287s, 2041	3,264,217	569,802
IFB Ser. 12-132, Class SB, IO, 6.007s, 2042	10,164,188	1,423,291
IFB Ser. 13-19, Class DS, IO, 6.007s, 2041	4,612,011	916,097
Ser. 06-10, Class GC, 6s, 2034	4,512,769	4,653,793
Ser. 409, Class 82, IO, 4 1/2s, 2040	4,913,137	844,445
Ser. 12-129, Class TI, IO, 4 1/2s, 2040	4,299,265	657,788
Ser. 12-96, Class PI, IO, 4s, 2041	8,995,058	1,406,107
Ser. 409, Class C16, IO, 4s, 2040	8,616,599	1,437,188
Ser. 417, Class C19, IO, 3 1/2s, 2033	6,019,950	901,849
FRB Ser. 04-W7, Class A2, 3 1/2s, 2034	612	638
FRB Ser. 03-W14, Class 2A, 3.483s, 2043	1,302	1,291
FRB Ser. 03-W3, Class 1A4, 3.396s, 2042	2,356	2,260
FRB Ser. 03-W11, Class A1, 3.077s, 2033	85	87
Ser. 13-55, Class IK, IO, 3s, 2043	4,990,515	737,947
Ser. 13-6, Class BI, IO, 3s, 2042	9,053,220	1,056,511
Ser. 13-35, Class IP, IO, 3s, 2042	4,185,860	521,924
Ser. 13-55, Class PI, IO, 3s, 2042	9,528,113	1,253,614
Ser. 13-53, Class JI, IO, 3s, 2041	6,194,511	913,690
Ser. 13-23, Class PI, IO, 3s, 2041	6,534,515	748,855
Ser. 13-30, Class IP, IO, 3s, 2041	9,317,336	1,098,141
Ser. 13-23, Class LI, 3s, 2041	5,557,156	637,628
FRB Ser. 04-W2, Class 4A, 2.931s, 2044	1,340	1,338
FRB Ser. 07-95, Class A3, 0.443s, 2036	11,444,382	10,385,777
Ser. 01-50, Class B1, IO, 0.4s, 2041	9,699,176	96,992
Ser. 01-79, Class BI, IO, 0.31s, 2045	1,768,815	16,997
Ser. 08-53, Class DO, PO, zero %, 2038	431,912	352,285
Ser. 07-64, Class LO, PO, zero %, 2037	133,731	117,643
Ser. 07-44, Class CO, PO, zero %, 2037	222,057	190,891
Ser. 08-36, Class OV, PO, zero %, 2036	64,186	54,244
Ser. 1988-12, Class B, zero %, 2018	6,374	6,119

Government National Mortgage Association
IFB Ser. 11-56, Class SA, 23.681s, 2041	4,337,679	6,496,239
IFB Ser. 10-158, Class SD, 14.425s, 2040	1,057,000	1,332,095
IFB Ser. 11-70, Class WS, 9.317s, 2040	1,821,000	1,842,488
IFB Ser. 11-72, Class SE, 7.151s, 2041	7,826,000	7,825,718
IFB Ser. 11-81, Class SB, IO, 6.513s, 2036	7,948,299	1,312,900
IFB Ser. 11-61, Class CS, IO, 6.488s, 2035	2,259,064	299,324
IFB Ser. 11-51, Class DS, IO, 6.458s, 2041	4,591,354	763,303
IFB Ser. 12-149, Class LS, IO, 6.058s, 2042	2,887,315	450,241
IFB Ser. 10-20, Class SE, IO, 6.058s, 2040	11,100,857	1,720,633
IFB Ser. 10-26, Class QS, IO, 6.058s, 2040	15,322,644	2,777,919
IFB Ser. 10-20, Class SC, IO, 5.958s, 2040	9,602,842	1,578,899
IFB Ser. 10-115, Class TS, IO, 5.908s, 2038	6,136,786	851,479
IFB Ser. 11-128, Class TS, IO, 5.858s, 2041	2,280,199	466,985
IFB Ser. 10-120, Class SA, IO, 5.858s, 2040	8,650,499	1,427,332
IFB Ser. 10-61, Class SJ, IO, 5.858s, 2040	3,986,019	567,171
IFB Ser. 11-70, Class SN, IO, 5.708s, 2041	1,469,000	362,461
IFB Ser. 10-31, Class SA, IO, 5.558s, 2040	4,560,451	692,144
Ser. 13-3, Class IT, IO, 5s, 2043	5,030,845	921,270
Ser. 13-6, Class OI, IO, 5s, 2043	2,388,152	450,405
Ser. 10-35, Class UI, IO, 5s, 2040	9,569,611	1,786,814
Ser. 13-24, Class IC, IO, 4 1/2s, 2043	1,212,413	232,650
Ser. 13-24, Class IK, IO, 4 1/2s, 2043	5,787,297	1,116,370
Ser. 12-129, Class IO, IO, 4 1/2s, 2042	7,518,379	1,562,996
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	5,930,440	1,015,884
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	11,520,961	2,200,004
Ser. 11-81, Class PI, IO, 4 1/2s, 2037	6,722,427	568,314
Ser. 13-38, Class LI, IO, 4s, 2043	6,196,311	1,260,020
Ser. 12-56, Class IB, IO, 4s, 2042	10,418,220	1,870,812
Ser. 12-47, Class CI, IO, 4s, 2042	4,583,849	805,750
Ser. 10-116, Class QI, IO, 4s, 2034	3,731,826	315,940
Ser. 13-79, Class PI, IO, 3 1/2s, 2043	7,523,092	1,158,631
Ser. 13-37, Class JI, IO, 3 1/2s, 2043	5,132,340	805,572
Ser. 13-27, Class PI, IO, 3 1/2s, 2042	4,848,969	777,775
Ser. 13-18, Class GI, IO, 3 1/2s, 2041	5,087,641	872,022
Ser. 12-48, Class KI, IO, 3 1/2s, 2039	5,280,416	907,175
Ser. 11-70, PO, zero %, 2041	14,818,833	11,679,463
Ser. 10-151, Class KO, PO, zero %, 2037	800,105	693,883
Ser. 06-36, Class OD, PO, zero %, 2036	8,556	8,014

		160,494,782

Total mortgage-backed securities (cost $157,219,598)		$160,494,782

SHORT-TERM INVESTMENTS (13.0%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.06%(AFF)	26,198,555	$26,198,555

SSgA Prime Money Market Fund 0.03%(P)	6,860,000	6,860,000

U.S. Treasury Bills with an effective yield of 0.14%, December 12, 2013 (SEGCCS)(SEGSF)(SEG)	$12,000,000	11,996,448

U.S. Treasury Bills with an effective yield of 0.14%, September 19, 2013	15,000,000	14,998,830

U.S. Treasury Bills with an effective yield of 0.16%, July 25, 2013(SEG)	20,000,000	19,997,867

Total short-term investments (cost $80,043,828)		$80,051,700

TOTAL INVESTMENTS

Total investments (cost $908,659,225)(b)		$898,903,117

FUTURES CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	6	$815,063	Sep-13	$(762)
U.S. Treasury Note 2 yr (Long)	249	54,780,000	Sep-13	(70,504)
U.S. Treasury Note 5 yr (Long)	517	62,581,234	Sep-13	(723,974)
U.S. Treasury Note 10 yr (Long)	157	19,870,313	Sep-13	(73,142)

Total				$(868,382)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/13 (proceeds receivable $135,123,594) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4s, July 1, 2043	$12,000,000	7/15/13	$12,505,313
Federal National Mortgage Association, 3 1/2s, July 1, 2043	27,000,000	7/15/13	27,421,875
Federal National Mortgage Association, 3s, July 1, 2043	93,000,000	7/15/13	90,936,563

Total			$130,863,751

	OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
	Swap counterparty/		premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	Bank of America N.A.
	$85,522,300	(E)	$(1,008,331)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$3,526,917
	63,574,100	(E)	1,284,121	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,087,214)
	Barclays Bank PLC
	70,671,000	(E)	(27,074)	9/18/18	3 month USD-LIBOR-BBA	1.15%	(1,893,495)
	74,564,000	(E)	150,619	9/18/15	3 month USD-LIBOR-BBA	0.45%	(61,888)
	457,149,000	(E)	119,448	9/18/15	0.45%	3 month USD-LIBOR-BBA	1,422,323
	48,289,000	(E)	121,765	9/18/23	3 month USD-LIBOR-BBA	2.20%	(2,439,000)
	638,000	(E)	(1,942)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(43,023)
	Citibank, N.A.
	6,633,000	(E)	(70,886)	9/18/43	3 month USD-LIBOR-BBA	3.15%	(497,984)
	45,107,000	(E)	7,239	9/18/15	0.45%	3 month USD-LIBOR-BBA	135,793
	3,406,000	(E)	4,964	9/18/18	1.15%	3 month USD-LIBOR-BBA	94,916
	8,545,000	(E)	(21,812)	9/18/23	3 month USD-LIBOR-BBA	2.20%	(474,954)
	Credit Suisse International
	6,102,000		1,293	6/19/15	0.40%	3 month USD-LIBOR-BBA	13,422
	69,716,000	(E)	33,042	9/18/18	1.15%	3 month USD-LIBOR-BBA	1,874,241
	139,294,000	(E)	5,498	9/18/15	3 month USD-LIBOR-BBA	0.45%	(391,490)
	19,580,400	(E)	350,907	9/18/23	3 month USD-LIBOR-BBA	2.20%	(687,442)
	25,098,400	(E)	3,766	9/18/23	2.20%	3 month USD-LIBOR-BBA	1,334,734
	7,049,000	(E)	(11,836)	9/18/15	0.45%	3 month USD-LIBOR-BBA	8,254
	3,688,000	(E)	27,171	9/18/43	3.15%	3 month USD-LIBOR-BBA	264,641
	Deutsche Bank AG
	494,000	(E)	357	9/18/18	1.15%	3 month USD-LIBOR-BBA	13,404
	14,457,000	(E)	(1,417)	9/18/15	3 month USD-LIBOR-BBA	0.45%	(42,619)
	6,110,000	(E)	2,855	9/18/23	3 month USD-LIBOR-BBA	2.20%	(321,159)
	392,000	(E)	1,367	9/18/43	3.15%	3 month USD-LIBOR-BBA	26,608
	Goldman Sachs International
	23,690,000	(E)	(249,969)	9/18/18	1.15%	3 month USD-LIBOR-BBA	375,684
	12,634,000	(E)	60,819	9/18/43	3 month USD-LIBOR-BBA	3.15%	(752,685)
	18,967,300	(E)	(86,017)	9/18/23	2.20%	3 month USD-LIBOR-BBA	919,820
	5,984,000	(E)	(175,810)	9/18/43	3.15%	3 month USD-LIBOR-BBA	209,500
	64,106,000	(E)	5,850	9/18/15	3 month USD-LIBOR-BBA	0.45%	(176,852)
	44,268,900	(E)	831,545	9/18/23	3 month USD-LIBOR-BBA	2.20%	(1,516,035)
	JPMorgan Chase Bank N.A.
	108,430,600	(E)	(1,463,391)	9/18/23	2.20%	3 month USD-LIBOR-BBA	4,286,684
	23,061,200	(E)	505,691	9/18/23	3 month USD-LIBOR-BBA	2.20%	(717,245)
	30,093,000	(E)	(7,265)	9/18/15	0.45%	3 month USD-LIBOR-BBA	78,500
	Royal Bank of Scotland PLC (The)
	822,000		(10,891)	6/19/23	2.00%	3 month USD-LIBOR-BBA	40,258

	Total						$2,522,614
(E)	Extended effective date.

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$11,994,000	(E)	$(197,830)	9/18/23	2.20%	3 month USD-LIBOR-BBA	$438,212
	20,949,200	(E)	619,267	9/18/23	3 month USD-LIBOR-BBA	2.20%	(491,670)
	10,708,700		(14,866)	6/21/23	3 month USD-LIBOR-BBA	2.3625%	(327,230)
	42,834,700		108,663	7/2/23	3 month USD-LIBOR-BBA	2.58%	(344,102)
	1,729,000	(E)	8,641	9/18/15	3 month USD-LIBOR-BBA	0.45%	3,713
	3,254,000	(E)	(12,250)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(2,976)
	34,340,000	(E)	1,847,214	9/18/23	3 month USD-LIBOR-BBA	2.20%	26,164
	2,751,000	(E)	(163,762)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(17,876)
	15,781,000	(E)	41,744	9/18/15	3 month USD-LIBOR-BBA	0.45%	(3,231)
	11,050,000	(E)	602,069	9/18/23	3 month USD-LIBOR-BBA	2.20%	16,088
	13,476,000	(E)	(859,711)	9/18/23	2.20%	3 month USD-LIBOR-BBA	(145,079)
	7,823,000	(E)	(31,883)	9/18/15	0.45%	3 month USD-LIBOR-BBA	(9,587)
	21,019,000	(E)	(542,630)	9/18/23	2.20%	3 month USD-LIBOR-BBA	572,008
	27,650,000	(E)	32,816	9/18/15	3 month USD-LIBOR-BBA	0.45%	(45,986)

	Total						$(331,552)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/13 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$3,333,653	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$66,878
1,966,055	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	39,442
15,478,268	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(399,264)
1,722,034	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	44,420
Barclays Bank PLC
3,212,402	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(11,162)
2,943,715	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(16,325)
2,531,810	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	43,272
7,270,263	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(25,261)
5,302,588	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	5,952
4,599,253	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,442
3,255,245	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	65,305
3,232,843	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	64,856
2,340,054	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(51,702)
18,998,329	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(66,011)
12,357,984	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	11,934
14,498,131	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,001
540,103	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(5,331)
1,326,021	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,281
1,672,861	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,616
10,536,626	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	271,794
1,651,068	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	25,073
16,266,030	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(56,518)
15,139,395	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,620
4,494,557	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(44,364)
154,970	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	1,789
849,656	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,952)
1,024,349	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	989
6,081,116	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	121,997
1,125,850	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	1,967
26,765,781	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	25,848
6,865,548	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(23,855)
7,902,624	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	158,539
1,032,632	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	20,716
562,311	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	631
2,544,673	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(14,112)
9,234,752	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,918
141,572	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	159
459,314	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	516
332,853	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	374
560,272	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	389
575,602	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,000)
20,641,934	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(71,722)
19,453,348	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	13,501
14,744,259	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	51,230
13,895,249	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(9,644)
8,246,926	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(212,730)
1,268,604	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(32,724)
1,443,338	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(28,956)
3,233,200	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(19,640)
1,616,675	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9,821)
1,616,675	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(9,821)
1,722,034	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	44,420
3,244,337	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(19,708)
8,426,217	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(51,186)
3,244,337	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(19,708)
743,739	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,584)
1,328,661	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,655
3,677,153	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(73,769)
1,575,233	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	40,633
2,630,289	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	30,358
4,384,420	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(87,958)
6,477,537	(14,676)	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(54,024)
3,683,388	1,727	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,065)
Citibank, N.A.
2,035,872	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,966
221,375	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	214
324,276	—	1/12/41	(3.50%) 1 month USD-LIBOR	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(3,886)
Credit Suisse International
557,620	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	538
1,343,595	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,955
5,212,233	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	104,566
1,968,722	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	39,496
2,299,954	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(46,141)
1,329,729	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	34,301
1,722,034	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	44,420
1,328,661	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	26,655
1,575,233	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	40,633
7,520,188	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(150,867)
8,283,461	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(166,184)
2,987,131	105,483	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	32,878
4,455,360	89,803	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	7,783
Goldman Sachs International
9,552,383	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	191,636
1,128,775	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	13,028
3,955,851	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	45,657
3,051,644	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	35,221
1,279,671	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	19,433
11,141,919	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	169,197
3,161,903	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	63,433
3,833,004	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	44,239
8,542,745	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	8,250
3,069,094	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	61,571
3,063,287	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	79,018
6,282,592	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	107,379
6,282,592	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	107,379
8,298,929	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	166,489
3,222,709	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	64,653
2,520,775	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	50,571
9,109,673	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(182,754)
9,301,090	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	239,923
1,138,837	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	29,376
2,342,811	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(51,763)
2,567,713	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	51,512
5,662,254	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,674)
2,127,180	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,391)
3,539,006	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	70,998
10,238,514	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	264,104
4,015,241	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	103,574
1,349,996	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	27,083
1,239,540	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	18,823
2,331,576	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	35,406
233,684	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	2,697
3,390,459	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	87,457
11,905,121	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	263,037
2,450,881	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	37,218
1,464,052	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	22,233
4,901,763	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	74,436
1,032,987	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	11,922
3,687,287	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	73,973
4,950,875	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	99,322
2,570,119	—	1/12/40	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(56,785)
3,016,049	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(10,480)
3,023,223	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	60,651
404,839	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,122
7,756,732	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(26,951)
3,619,287	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(12,576)
519,170	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	5,992
793,676	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	15,922
1,084,643	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,519
287,656	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(999)
766,890	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,665)
1,052,665	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12,149
2,105,331	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	24,299
1,426,126	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	16,460
650,554	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,508
4,335,245	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	50,036
4,138,636	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	70,736
4,043,588	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(81,121)
4,620,358	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	78,969
12,634,278	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(253,463)
7,879,155	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(158,068)
2,701,059	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(54,187)
2,701,059	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(54,187)
1,585,755	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(40,905)
1,794,839	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(36,007)
324,276	—	1/12/41	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	3,886
7,725,333	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	(89,163)
7,565,070	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	114,880
5,129,458	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	87,670
1,722,034	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	44,420
3,150,466	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	81,267
6,557,960	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(169,163)
1,094,246	—	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(28,226)
1,928,185	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(38,682)
1,927,651	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(38,672)
4,594,430	142,858	1/12/41	(4.50%) 1 month USD-LIBOR	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	32,326
JPMorgan Chase Bank N.A.
6,234,295	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	160,814
3,558,741	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	71,394

Total					$2,079,311

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2012 through June 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $616,645,194.
(b)	The aggregate identified cost on a tax basis is $909,558,487, resulting in gross unrealized appreciation and depreciation of $9,902,906 and $20,558,276, respectively, or net unrealized depreciation of $10,655,370.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$61,678,404	$245,740,943	$281,220,792	$49,196	$26,198,555
* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $283,542,255 to cover certain derivatives contracts.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to hedge interest rate risk.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Upfront premiums are recorded as realizes gains and losses at the closing of the contract. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments received or made are recorded as realized gains or losses. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty. There is minimal counterparty risk with respect to centrally cleared interest rate contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,425,623 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,307,196 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $5,483,375.
TBA purchase commitments: The fund may enter into TBA commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.
Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.
TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.
Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Mortgage-backed securities	$—	$160,494,782	$—
U.S. government and agency mortgage obligations	—	425,628,245	—
U.S. treasury obligations	—	232,728,390	—
Short-term investments	33,058,555	46,993,145	—

Totals by level	$33,058,555	$865,844,562	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(868,382)	$—	$—
TBA sale commitments	—	(130,863,751)	—
Interest rate swap contracts	—	371,904	—
Total return swap contracts	—	1,754,116	—

Totals by level	$(868,382)	$(128,737,731)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Interest rate contracts	$25,295,531	$24,037,893

Total	$25,295,531	$24,037,893

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Futures contracts (number of contracts)	1,000
OTC interest rate swap contracts (notional)	$1,222,900,000
Centrally cleared interest rate swap contracts (notional)	$70,100,000
OTC total return swap contracts (notional)	$570,900,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 29, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 29, 2013